Financial Instruments Investments in Marketable Debt Securities - Accumulated Unrealized Losses on Debt Securities Classified as Available-for-Sale in Continuous Loss Position (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale Investments, Less than 12 months, Estimated Fair Value	$ 42,762	$ 11,021
Available-for-Sale Investments, Less than 12 months, Gross Unrealized Losses	(19)	(3)
Available-for-Sale Investments, More than 12 months, Estimated Fair Value	0	4,245
Available-for-Sale Investments, More than 12 months, Gross Unrealized Losses	0	(8)
Corporate Debt Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale Investments, Less than 12 months, Estimated Fair Value	42,762	11,021
Available-for-Sale Investments, Less than 12 months, Gross Unrealized Losses	(19)	(3)
Available-for-Sale Investments, More than 12 months, Estimated Fair Value	0	1,497
Available-for-Sale Investments, More than 12 months, Gross Unrealized Losses	$ 0	(4)
Government Sponsored Securities
Schedule Of Available For Sale Securities [Line Items]
Available-for-Sale Investments, Less than 12 months, Estimated Fair Value		0
Available-for-Sale Investments, Less than 12 months, Gross Unrealized Losses		0
Available-for-Sale Investments, More than 12 months, Estimated Fair Value		2,748
Available-for-Sale Investments, More than 12 months, Gross Unrealized Losses		$ (4)